Cash and bank balances (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Bank Balances

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Current
Cash and cash equivalents	5,915,916	7,531,723	1,087,959
Short-term bank deposits (i)	397,187	319,844	46,202
Restricted cash	120,490	61,516	8,886
	6,433,593	7,913,083	1,143,047
Cash and short-term bank deposits	6,433,593	7,913,083	1,143,047

Summary of cash and cash equivalents

Cash and cash equivalents comprise the following at December 31:

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Cash at banks and on hand	5,517,049	7,029,054	1,015,348
Short-term bank deposits (ii)	398,867	502,669	72,611
Cash and cash equivalents	5,915,916	7,531,723	1,087,959

This relates to the short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. The interest rate of the deposits as of December 31, 2025 for the Group ranged from 0.9% to 4.1% (2024: 2.3% to 4.9%).